Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Schedule of non-cancellable operating lease contracts

As of December 31, 2024, the Company had the following non-cancellable operating lease contracts:

Description of lease	Lease term
Office premise – Block 1090	3 years
Office premise – Block 1092	3 years

Schedule of amount recognized in the consolidated balance sheets

  (a) Amount recognized in the consolidated balance sheets:

	As of December 31,
	2023	2024	2024
	S$	S$	US$
Operating lease
Operating lease right-of-use assets	72,286	30,940	22,745

Operating lease liabilities
Current	43,458	35,812	26,327
Non-current	35,812	-	-
	79,270	35,812	26,327

Schedule of lease cost

(b) A summary of lease cost recognized in the Group’s consolidated statements of operations is as follows:

	Years Ended December 31,
	2022	2023	2024	2024
	S$	S$	S$	US$

Operating lease cost
Operating lease expense	32,043	46,402	44,185	32,482

Finance lease cost
Amortization of right-of-use assets	4,560	-	-	-
Interest of lease liabilities	175	-	-	-

Schedule of supplemental cash flow information related to leases

  (c) Supplemental cash flow information related to leases is as follows:

	Years Ended December 31,
	2022	2023	2024	2024
	S$	S$	S$	US$

Cash paid for amounts included in the measurement of lease liabilities:
Cash flows from operating leases	32,043	46,402	44,185	32,482
Cash flows from finance lease	6,376	-	-	-

Schedule of future minimum lease payments under non-cancellable operating lease agreements

Future minimum lease payments under non-cancellable operating lease agreements as of December 31, 2024 were as follows:

	Minimum lease payment
	2024	2024
Twelve months ending December 31,	S$	US$
2025	36,421	26,775
Total future minimum lease payments	36,421	26,775
Less imputed interest	(609)	(448)
Present value of operating lease liabilities	35,812	26,327
Less: current portion	(35,812)	(26,327)
Long-term portion	-	-

Schedule of other supplemental information about lease

The following summarizes other supplemental information about the Company’s lease as of December 31:

	As of December 31,
	2023	2024
Weighted average discount rate
Operating leases	5.25%	5.25%

Weighted average remaining lease term
Operating leases	1 year 9 months	9 months